Revenue (Notes)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue [Abstract]
Disclosure of revenue
Information by geographic segment is as follows:

									SALES
	Canada		United States		Italy		Other countries		Total
(in millions of Canadian dollars)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Packaging Products
Containerboard	1,118	1,089	720	558	—	—	2	5	1,840	1,652
Boxboard Europe	—	—	—	—	313	279	620	559	933	838
Specialty Products	356	394	234	246	2	2	67	61	659	703
Intersegment sales	(84)	(104)	(5)	(1)	—	—	—	—	(89)	(105)
	1,390	1,379	949	803	315	281	689	625	3,343	3,088
Tissue Papers	372	335	980	933	—	—	—	—	1,352	1,268
Intersegment sales and Corporate Activities	(34)	(30)	(12)	(11)	—	(5)	—	11	(46)	(35)
	1,728	1,684	1,917	1,725	315	276	689	636	4,649	4,321